Fair Value Measurements - Additional Information (Details)	3 Months Ended
Mar. 31, 2023 USD ($)
Forward Purchase Units
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Change in fair value of forward purchase units	$ 190,000